Schedule of Breakout of Revenue (Details) - Jet Token, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Revenues	$ 2,792,808	$ 7,009,542	$ 4,668,316	$ 7,740,979	$ 21,862,728	$ 1,112,195
Jet Card And Charter Programs [Member]
Restructuring Cost and Reserve [Line Items]
Revenues					4,662,728	1,112,195
Fractional Whole Aircraft Sales [Member]
Restructuring Cost and Reserve [Line Items]
Revenues		6,200,000		6,200,000	$ 17,200,000
Software App and Cirrus Charter [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	1,558,697	337,376	2,552,950	735,643
Jet Card and Fractional Programs [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	811,140	472,166	1,358,685	805,336
Management and Other Services [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 422,971		$ 756,681